Earnings Per Share ("EPS")	6 Months Ended
Jun. 30, 2020
Earnings Per Share [Abstract]
Earnings Per Share ("EPS")
18. EARNINGS PER SHARE (“EPS”)
A reconciliation of net income attributable to Baidu, Inc. in the interim condensed consolidated statements of comprehensive income to the numerator for the computation of basic and diluted earnings per share for the six-month
periods ended June 30, 2019 and 2020 is as follows:

	For the six months ended
	June 30, 2019	June 30, 2020	June 30, 2020
	RMB	RMB	US$
	(In millions)
	(unaudited)
Net income attributable to Baidu, Inc.	2,085	3,620	513
Accretion of the redeemable noncontrolling interests	(35)	(46)	(8)

Numerator for basic EPS computation	2,050	3,574	505
Impact of investees’ diluted earnings per share	(44)	—	—

Numerator for diluted EPS computation	2,006	3,574	505

The following table sets forth the computation of basic and diluted net income attributable to Baidu, Inc. per share for Class A and Class B ordinary shares for the six-month
periods ended June 30, 2019 and 2020:

	For the six months ended
	June 30, 2019		June 30, 2020
	Class A	Class B	Class A	Class A	Class B	Class B
	RMB	RMB	RMB	US$	RMB	US$
	(In millions, except for number of shares, per share and per ADS data)
	(unaudited)
Earnings per share – basic:
Numerator
Allocation of net income available to ordinary shareholders	1,628	422	2,828	400	746	105
Denominator
Weighted average ordinary shares outstanding	27,780,546	7,201,254	27,282,775	27,282,775	7,194,935	7,194,935

Denominator used for earnings per share	27,780,546	7,201,254	27,282,775	27,282,775	7,194,935	7,194,935
Earnings per share—basic	58.60	58.60	103.66	14.67	103.66	14.67

Earnings per share – diluted:
Numerator
Allocation of net income available to ordinary shareholders	1,594	412	2,831	400	743	105
Reallocation of net income available to ordinary shareholders as a result of conversion of Class B to Class A shares	412	—	743	105	—	—

Allocation of net income available to ordinary shareholders	2,006	412	3,574	505	743	105
Denominator
Weighted average ordinary shares outstanding	27,780,546	7,201,254	27,282,775	27,282,775	7,194,935	7,194,935
Conversion of Class B to Class A ordinary shares	7,201,254	—	7,194,935	7,194,935	—	—
Share-based awards	73,895	—	154,070	154,070	—	—

Denominator used for earnings per share	35,055,695	7,201,254	34,631,780	34,631,780	7,194,935	7,194,935
Earnings per share—diluted	57.22	57.22	103.20	14.61	103.20	14.61

Earnings per ADS:
Denominator used for earnings per ADS—basic	277,805,460		272,827,750	272,827,750
Denominator used for earnings per ADS—diluted	350,556,950		346,317,800	346,317,800
Earnings per ADS—basic	5.86		10.37	1.47

Earnings per ADS—diluted	5.72		10.32	1.46

The Company did not include certain stock options and restricted shares and the effect of convertible senior notes
in the computation of diluted earnings per share for the
six-month
periods ended June 30, 2019 and 2020 because those stock options
,
restricted shares

and convertible senior notes
were anti-dilutive for earnings per share for the respective periods.